Income taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 32,446	$ 12,791	$ 74,868	$ 12,468
Income tax adjustment	25,600
Increase (release) of provisions for uncertain tax position			6,400	(23,400)
Release of deferred tax liability, undistributed earnings of foreign subsidiaries			0	$ 29,800
Unrecognized tax benefits and related interest and penalties	109,800		109,800		$ 103,300
Unrecognized tax benefits	83,100		83,100		81,000
Interest and related penalties	$ 26,700		$ 26,700		$ 22,300